Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	SunAmerica Specialty Series
Entity Central Index Key	dei_EntityCentralIndexKey	0001274768
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 15, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 15, 2020
Prospectus Date	rr_ProspectusDate	Dec. 15, 2020
AIG Small-Cap Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SASAX
AIG Small-Cap Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SASCX
AIG Small-Cap Fund | W Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SASWX